SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue | Customer concentration | Company A
Concentration of Credit Risks
Concentration risk percentage	48.00%	49.00%	52.00%
Revenue | Customer concentration | Company B
Concentration of Credit Risks
Concentration risk percentage	22.00%	19.00%	18.00%
Revenue | Customer concentration | Company C
Concentration of Credit Risks
Concentration risk percentage	8.00%	13.00%	14.00%
Accounts receivable | Credit concentration | Company A
Concentration of Credit Risks
Concentration risk percentage	70.00%	52.00%
Accounts receivable | Credit concentration | Company B
Concentration of Credit Risks
Concentration risk percentage	8.00%	18.00%
Accounts receivable | Credit concentration | Company C
Concentration of Credit Risks
Concentration risk percentage	7.00%	16.00%